UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     Richard Spector     New York, NY/USA     February 05, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $497,056 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207    17857   223299 SH       Sole                   223299        0        0
AEROPOSTALE                    COM              007865108     5766   217600 SH       Sole                   217600        0        0
AETNA INC NEW                  COM              00817Y108     3377    58500 SH       Sole                    58500        0        0
AMERICAN TOWER CORP            CL A             029912201    37946   890743 SH       Sole                   890743        0        0
AMERIGROUP CORP                COM              03073T102     5952   163300 SH       Sole                   163300        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    28763   578500 SH       Sole                   578500        0        0
CARROLS RESTAURANT GROUP INC   COM              14574X104     6420   670099 SH       Sole                   670099        0        0
CIGNA CORP                     COM              125509109    12003   223400 SH       Sole                   223400        0        0
CONVERGYS CORP                 COM              212485106    10153   616800 SH       Sole                   616800        0        0
CORPORATE EXECUTIVE BRD CO     COM              21988R102     8264   137500 SH       Sole                   137500        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     2420    82000 SH       Sole                    82000        0        0
CROWN CASTLE INTL CORP         COM              228227104    16724   402023 SH       Sole                   402023        0        0
DIRECTV GROUP INC              COM              25459L106    10601   458500 SH       Sole                   458500        0        0
DSW INC                        CL A             23334L102     3823   203800 SH       Sole                   203800        0        0
ENSCO INTL INC                 COM              26874Q100     8198   137500 SH       Sole                   137500        0        0
GAP INC DEL                    COM              364760108    20432   960150 SH       Sole                   960150        0        0
GARMIN LTD                     ORD              G37260109    20334   209625 SH       Sole                   209625        0        0
GEO GROUP INC                  COM              36159R103     9496   339150 SH       Sole                   339150        0        0
HEALTHSPRING INC               COM              42224N101     7595   398700 SH       Sole                   398700        0        0
INTUIT                         COM              461202103    40471  1280317 SH       Sole                  1280317        0        0
MELCO PBL ENTMNT LTD           ADR              585464100     6137   530873 SH       Sole                   530873        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    17695   909750 SH       Sole                   909750        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     4149  1735935 SH       Sole                  1735935        0        0
NEUSTAR INC                    CL A             64126X201    15773   549950 SH       Sole                   549950        0        0
PACTIV CORP                    COM              695257105    35130  1319200 SH       Sole                  1319200        0        0
PETSMART INC                   COM              716768106     8097   344100 SH       Sole                   344100        0        0
QUEST DIAGNOSTICS INC          COM              74834L100    13930   263322 SH       Sole                   263322        0        0
ROSS STORES INC                COM              778296103    19611   766950 SH       Sole                   766950        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103    32686   770175 SH       Sole                   770175        0        0
SAVVIS INC                     COM NEW          805423308    20002   716650 SH       Sole                   716650        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    28027   828235 SH       Sole                   828235        0        0
SCHLUMBERGER LTD               COM              806857108     8361    85000 SH       Sole                    85000        0        0
SKILLED HEALTHCARE GROUP INC   CL A             83066R107     7364   503379 SH       Sole                   503379        0        0
SUN HEALTHCARE GROUP INC       COM NEW          866933401     2495   145300 SH       Sole                   145300        0        0
TRIPLE-S MGMT CORP             CL B             896749108     1004    49700 SH       Sole                    49700        0        0